Securities Act Registration No. 333-168040

Investment Company Act Reg. No. 811-22436

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 38	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 41 [X]

(Check appropriate box or boxes.)

ENTREPRENEURSHARES SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

175 Federal Street, Suite 875 Boston, Massachusetts (Address of Principal Executive Offices)	02210 (ZIP Code)

(800) 287-9469

 (Registrant’s Telephone Number, including Area Code)

Dr. Joel M. Shulman Capital Impact Advisors, LLC Seaport Global Advisors, LLC 175 Federal Street, Suite 875 Boston, Massachusetts 02210 (Name and Address of Agent for Service)	Copy to: Peter D. Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (dated) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 38 to the Registration Statement of EntrepreneurShares Series Trust (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 37 on Form N-1A filed on October 30, 2019, effective as of October 31, 2019. This PEA No. 38 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary provided in PEA No. 37 to the Company’s Registration Statement.

C-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 19th day of November, 2019.

ENTREPRENEURSHARES SERIES TRUST

By:	/s/ Joel Shulman
Joel Shulman, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Joel Shulman	President (Principal Executive Officer) and Trustee	November 19, 2019
Joel Shulman

/s/ Alissa Shulman	Vice President and Treasurer (Principal Financial and Accounting Officer)	November 19, 2019
Alissa Shulman

/s/ George Berbeco	Trustee	November 19, 2019
George Berbeco

/s/ Charles Aggouras	Trustee	November 19, 2019
Charles Aggouras

Signature Page

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

Index